Income Tax Expense - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Allowance for credit loss	$ 8,316	$ 5,339
Operating lease liabilities
Net operating loss carried forward	39,742	24,268
Total deferred tax assets	48,058	29,607
Less: valuation allowance	(48,058)	(29,607)
Total deferred tax assets, net of valuation allowance
Net off against deferred tax liabilities
Deferred tax assets, net
Deferred tax liabilities:
Outside basis differences in equity and other investments	507,015
Total deferred tax liabilities	507,015
Net off against deferred tax assets
Deferred tax liabilities, net	$ 507,015